Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Calculation of Depreciation on a Straight-Line Basic	Depreciation is calculated on a straight-line basis over the following estimated useful lives:
Miners	3 years